Loans and Related Allowance for Credit Losses, Allowance for Credit Losses for Loans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	$ 13,609	$ 13,788
Provision for credit losses	5,385	1,544
Interest income on certain loans	0	(108)
Loan charge-offs, total	(4,596)	(2,866)
Loan recoveries, total	1,126	1,258
Net loan charge-offs	(3,470)	(1,608)
Other	(7)	(7)
Allowance for credit losses, end of period	15,088	13,609
Allowance for loan losses	14,606	12,985
Allowance for unfunded credit commitments	$ 482	$ 624
Net loan charge-offs as a percentage of average total loans	0.37%	0.17%
Allowance for loan losses as a percentage of total loans	1.56%	1.36%
Allowance for credit losses for loans as a percentage of total loans	1.61%	1.42%
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Allowance for credit loss for loans, period increase (decrease)	$ 1,500
Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Accounting Standards Update 2022-02 [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	(429)	$ 0
Allowance for credit losses, end of period		(429)
Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Accounting Standards Update 2022-02 [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	13,180	13,788
Allowance for credit losses, end of period		13,180
Total Commercial [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	6,956	7,791
Provision for credit losses	2,365	(721)
Interest income on certain loans	0	(29)
Loan charge-offs, total	(1,134)	(355)
Loan recoveries, total	211	276
Net loan charge-offs	(923)	(79)
Other	(13)	(6)
Allowance for credit losses, end of period	8,412	6,956
Total Commercial [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Accounting Standards Update 2022-02 [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	27	0
Allowance for credit losses, end of period		27
Total Commercial [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Accounting Standards Update 2022-02 [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	6,983	7,791
Allowance for credit losses, end of period		6,983
Total Commercial [Member] | Commercial and industrial loans [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, loans	(510)	(307)
Loan recoveries, loans	165	224
Total Commercial [Member] | Commercial real estate [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, loans	(593)	(21)
Loan recoveries, loans	27	32
Total Commercial [Member] | Lease financing [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, lease financing	(31)	(27)
Loan recoveries, lease financing	19	20
Total Consumer [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	6,653	5,997
Provision for credit losses	3,020	2,265
Interest income on certain loans	0	(79)
Loan charge-offs, loans	(3,462)	(2,511)
Loan recoveries, loans	915	982
Net loan charge-offs	(2,547)	(1,529)
Other	6	(1)
Allowance for credit losses, end of period	6,676	6,653
Total Consumer [Member] | Cumulative effect from change in accounting policies, period of adoption adjustment [Member] | Accounting Standards Update 2022-02 [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	(456)	0
Allowance for credit losses, end of period		(456)
Total Consumer [Member] | Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member] | Accounting Standards Update 2022-02 [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Allowance for credit losses, beginning of period	6,197	5,997
Allowance for credit losses, end of period		6,197
Total Consumer [Member] | Residential mortgage [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, loans	(136)	(175)
Loan recoveries, loans	160	238
Total Consumer [Member] | Credit card [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, loans	(2,009)	(1,195)
Loan recoveries, loans	329	344
Total Consumer [Member] | Auto [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, loans	(832)	(734)
Loan recoveries, loans	354	312
Total Consumer [Member] | Other consumer [Member]
Financing Receivable, Excluding Accrued Interest, Allowance for Credit Loss [Roll Forward]
Loan charge-offs, loans	(485)	(407)
Loan recoveries, loans	$ 72	$ 88